Discontinued operations (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
(Loss) / profit from discontinued operation	$ 10,940	$ (981)